Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows provided by/(used in) operating activities
Net (loss)/income	$ (151,410,000)	$ (23,935,000)	$ 77,600,000
Adjustments to reconcile net income to net cash flow provided by/(used in) operating activities:
Gain on certificate liabilities		(1,754,778,000)	(86,169,000)
Loss on treasury digital assets		15,398,000	(5,538,000)
Share-based compensation		6,089,000	(171)
Changes in operating assets and liabilities:
Prepaids	(30,000,000)
Accounts payable	14,653,000
Accrued expenses	47,166,000
Due to related party	13,000
Net cash flow provided by operating activities	(119,578,000)
Cash flows provided by/(used in) financing activities
Proceeds from issuance of ordinary shares	150,000,000
Net cash used in financing activities	150,000,000
Net (decrease)/increase in cash and cash equivalents	30,422,000
Cash and cash equivalents at beginning of period		30,422,000
Cash and cash equivalents at end of period	30,422,000			$ 30,422,000
CoinShares International Limited
Cash flows provided by/(used in) operating activities
Net (loss)/income				114,272,000	$ 162,448,000	$ 75,755,000
Adjustments to reconcile net income to net cash flow provided by/(used in) operating activities:
Digital assets revenue				(157,169,000)	(148,789,000)	(82,882,000)
Loss on digital assets and digital asset ETPs				982,773,000	(2,933,410,000)	(1,744,803,000)
Gain on certificate liabilities				(802,747,000)	2,910,985,000	1,703,465,000
Other operating gains				(206,318,000)	(19,835,000)	28,366,000
Digital asset trading expenses				104,000	133,000	148,000
Loss on treasury digital assets				4,685,000	(3,493,000)
Depreciation and amortization				3,143,000	3,022,000	3,993,000
Allowance for credit losses				(1,142,000)	1,902,000
Impairment of equity method investments					74,000	270,000
Fair value (gain)/loss on investments				1,574,000	(997,000)	(16,002,000)
Share-based compensation				2,839,000	12,369,000	1,261,000
Other non-cash adjustments				61,000	649,000	27,000
Changes in operating assets and liabilities:
Net (purchases) sales of digital assets				1,154,512,000	1,155,152,000	(72,140,000)
Net redemption of XBT Certificate Liabilities				(971,063,000)	(766,319,000)	(123,467,000)
Digital asset ETPs, trade receivables and other assets				(76,434,000)	(454,854,000)	102,053,000
Trade payables, lease and other liabilities				4,749,000		1,149,000
Amounts due to brokers				69,962,000	98,272,000	835,000
Current tax liabilities				(226,000)	(39,000)	(96,000)
Net cash flow provided by operating activities				123,575,000	17,270,000	(122,068,000)
Cash flows (used in)/provided by investing activities
Purchases of intangible assets				(1,721,000)	(1,492,000)	(1,490,000)
Proceeds from disposals of intangible assets						363,000
Purchases of property and equipment				(338,000)	(229,000)	(136,000)
Proceeds from disposals of property and equipment					75,000	72,000
Cash paid for acquisitions, net of cash acquired					(429,000)
Purchases of other investments				(4,500,000)	(55,000)	(588,000)
Proceeds from sale of other investments					5,220,000	56,000
Net cash used in investing activities				(6,559,000)	3,090,000	(1,723,000)
Cash flows provided by/(used in) financing activities
Proceeds from issuance of fund units					316,000
Repayment of long-term debt					(2,770,000)	(77,000)
Proceeds from exercise of share options				471,000	571,000	10,000
Purchases of share options				(5,547,000)	(51,000)
Repurchase of ordinary shares				(10,617,000)	(344,000)	(5,266,000)
Dividends paid				(25,070,000)	(41,966,000)
Net cash used in financing activities				(40,763,000)	(44,244,000)	(5,333,000)
Net (decrease)/increase in cash and cash equivalents				76,253,000	(23,884,000)	(129,124,000)
Cash and cash equivalents at beginning of period		64,243,000	24,915,000	24,915,000	32,475,000	163,078,000
Effect of exchange rate changes				(36,925,000)	16,324,000	(1,479,000)
Cash and cash equivalents at end of period	64,243,000			64,243,000	24,915,000	32,475,000
Supplemental Disclosures
Cash paid for income taxes				674,000	974,000	811,000
Cash paid for interest				7,739,000	10,971,000	8,246,000
Cash received for interest				1,736,000	8,462,000	7,975,000
Non-cash Investing and Financing Activities
Net transfers to treasury digital assets				22,791,000	12,192,000
Acquisition of right-of-use assets				809,000		3,836,000
Share-based compensation settled in equity					304,000	$ 1,652,000
Coinshares PLC
Cash flows provided by/(used in) operating activities
Net (loss)/income		(23,935,000)	77,600,000
Adjustments to reconcile net income to net cash flow provided by/(used in) operating activities:
Digital assets revenue		(43,077,000)	(69,340,000)
Loss on digital assets and digital asset ETPs		1,877,339,000	179,106,000
Gain on certificate liabilities		(1,754,778,000)	(86,169,000)
Other operating gains		(109,430,000)	(115,403,000)
Digital asset trading expenses		125,000	50,000
Loss on treasury digital assets		15,398,000	(5,538,000)
Depreciation and amortization		2,164,000	1,409,000
Allowance for credit losses		(231,000)	(270,000)
Fair value (gain)/loss on investments		(1,099,000)	688,000
Share-based compensation		6,089,000	(171,000)
Other non-cash adjustments		846,000	56,000
Changes in operating assets and liabilities:
Net (purchases) sales of digital assets		(8,109,000)	425,768,000
Net redemption of XBT Certificate Liabilities		(105,652,000)	(278,187,000)
Digital asset ETPs, trade receivables and other assets		157,400,000	(47,939,000)
Trade payables, lease and other liabilities		(5,328,000)	2,785,000
Amounts due to brokers		4,497,000	27,976,000
Current tax liabilities		221,000	167,000
Net cash flow provided by operating activities		12,440,000	112,588,000
Cash flows (used in)/provided by investing activities
Purchases of intangible assets		(598,000)	(933,000)
Purchases of property and equipment		(292,000)	(196,000)
Net cash used in investing activities		(890,000)	(1,129,000)
Cash flows provided by/(used in) financing activities
Proceeds from reverse recapitalization, net of transaction costs		25,795,000
Repayment of long-term debt		(28,791,000)
Payments of lease liabilities		(855,000)	(465,000)
Proceeds from exercise of share options			458,000
Purchases of share options		(18,081,000)	(5,753,000)
Repurchase of ordinary shares			(10,617,000)
Dividends paid		(21,443,000)	(12,799,000)
Net cash used in financing activities		(43,375,000)	(29,176,000)
Net (decrease)/increase in cash and cash equivalents		(31,825,000)	82,283,000
Cash and cash equivalents at beginning of period		64,243,000	24,915,000	24,915,000
Effect of exchange rate changes		14,650,000	(33,963,000)
Cash and cash equivalents at end of period	$ 64,243,000	47,068,000	73,235,000	$ 64,243,000	$ 24,915,000
Supplemental Disclosures
Cash paid for income taxes		(95,000)	(491,000)
Cash paid for interest		4,512,000	2,967,000
Cash received for interest		878,000	458,000
Non-cash Investing and Financing Activities
Net transfers to treasury digital assets		$ 8,418,000	$ 6,477,000